Note 13 - Share-based Compensation (Tables)	6 Months Ended
Jun. 30, 2021
Notes Tables
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Table Text Block]
	Three months ended June 30,		Six months ended June 30,
	2020	2021	2020	2021
	$	$	$	$
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)

Research and development	568	899	3,751	907
General and administrative	268	1,527	555	2,641

Total	836	2,426	4,306	3,548